Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

5. INTANGIBLE ASSETS

As of September 30, 2023 and December 31, 2022, Intangible Assets consist of:

	September 30, 2023	December 31, 2022
Patents	$174,833	$145,613
Website Development Costs	79,248	27,070
Intangible Assets, at Cost	254,081	172,683
Accumulated Amortization	(29,034)	(8,428)
Intangible Assets, Net	$225,047	$164,255

During the three months ended September 30, 2023 and 2022, the Company capitalized website development or related costs of $12,283 and $0, respectively ($52,178 and $0 for the nine months ended September 30, 2023 and 2022, respectively), in connection with the upgrade and enhancement of functionality of the corporate website at www.60-p.com. Amortization expense for the nine months ended September 30, 2023, and 2022 was in the amount of $20,606 and $2,783, respectively ($7,414 and $1,831 for the three months ended September 30, 2023 and 2022, respectively).

The following table summarizes the estimated future amortization expense for our patents and website development costs as of September 30, 2023:

Period	Patents	Website Development Costs
2023 (remaining three months)	$1,670	$6,604
2024	6,681	26,416
2025	6,681	23,303
2026	6,681	3,974
Thereafter	55,656	-
Total	$77,369	$60,297

The Company additionally has $83,808 in capitalized patent expenses that will be amortizable as the patents they are associated with are awarded.

5. INTANGIBLE ASSETS

As of December 31, 2022 and December 31, 2021, Intangible Assets consist of:

	December 31, 2022	December 31, 2021
Patents	$145,613	$112,550
Website Development Costs	27,070	-
Intangible Assets, at Cost	172,683	-
Accumulated Amortization	(8,428)	(3,310)
Intangible Assets, Net	$164,255	$109,240

Amortization expense for the years ended December 31, 2022, and 2021 was in the amount of $5,118 and $3,310, respectively.

The following table summarizes the estimated future amortization expense related to our patents and website development costs for the years ended December 31:

Year	Patents	Website Development Costs
2023	$4,033	$9,023
2024	4,033	9,023
2025	4,033	7,520
2026	4,033	-
Thereafter	31,345	-
Total	$47,477	$25,566

The Company additionally has $91,644 in capitalized patent expenses that will be amortizable as the patents they are associated with are awarded.